Earnings per share (Tables)	12 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Year ended March 31
	2017	2018	2019
Basic—
Net income (loss) attributable to NHI shareholders	¥239,617	¥219,343	¥(100,442)

Weighted average number of shares outstanding	3,560,775,652	3,474,593,441	3,359,564,840

Net income (loss) attributable to NHI shareholders per share	¥67.29	¥63.13	¥(29.90)

Diluted—
Net income (loss) attributable to NHI shareholders	¥239,475	¥219,266	¥(100,525)

Weighted average number of shares outstanding	3,647,729,909	3,543,602,532	3,359,566,740

Net income (loss) attributable to NHI shareholders per share	¥65.65	¥61.88	¥(29.92)